Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Net Defined Benefit Plan Obligations

The movement on net defined benefit plan obligations was as follows:

	Pension Plans(1)		OPEB(1)		Total(1)

	2018	2017	2018	2017	2018	2017
As of January 1	(812)	(1,259)	(142)	(140)	(954)	(1,399)
Plan expense recognized in income statement:
Continuing operations	(74)	(95)	(5)	(10)	(79)	(105)
Discontinued operations	(18)	(32)	(2)	(2)	(20)	(34)
Actuarial gains	97	19	7	1	104	20
Exchange differences	12	(26)	2	(4)	14	(30)
Contributions paid	56	578	12	12	68	590
Disposals of businesses	148	-	19	-	167	-
Other	2	3	(3)	1	(1)	4
Net plan obligations as of December 31	(589)	(812)	(112)	(142)	(701)	(954)
Net plan surpluses recognized in non-current assets					7	30
Net plan obligations recognized in non-current liabilities					(708)	(984)

(1) Includes amounts for immaterial defined benefit and OPEB plans that are not included in the detailed analysis below.

Summary of Net Surpluses (Obligations) of Material Defined Benefit Plans

The net surpluses (obligations) of the material defined benefit plans recognized in the consolidated statement of financial position were as follows:

	Funded		Unfunded(1)		OPEB		Total

As of December 31,	2018	2017	2018	2017	2018	2017	2018	2017
Present value of plan obligations	(3,164)	(7,182)	(279)	(325)	(104)	(114)	(3,547)	(7,621)
Fair value of plan assets	2,857	7,142	-	-	-	-	2,857	7,142
	(307)	(40)	(279)	(325)	(104)	(114)	(690)	(479)
Unrecognized plan assets(2)	-	(437)	-	-	-	-	-	(437)
Net plan obligations	(307)	(477)	(279)	(325)	(104)	(114)	(690)	(916)
Net plan surpluses	5	28	-	-	-	-	5	28
Net plan obligations	(312)	(505)	(279)	(325)	(104)	(114)	(695)	(944)

(1) Unfunded pension plans consist of SERPs for eligible employees.

(2) Unrecognized plan assets are not included in the consolidated statement of financial position because they are not considered recoverable, as the Company cannot unilaterally reduce future contributions in order to utilize the surplus. The Company considered the related plans’ funded status, expected future service accruals and employer contribution commitments in determining the plan assets that are subject to this asset ceiling restriction.

Disclosure of Present Value of Defined Benefit Obligations

The following summarizes activity in the defined benefit obligation:

Present Value of Defined Benefit Obligations	Funded		Unfunded		OPEB		Total
	2018	2017	2018	2017	2018	2017	2018	2017
Opening defined benefit obligation	(7,182)	(6,819)	(325)	(313)	(114)	(114)	(7,621)	(7,246)
Current service cost	(72)	(80)	(2)	(3)	(1)	(1)	(75)	(84)
Administration fees	(11)	(12)	(1)	(1)	-	-	(12)	(13)
Interest cost	(177)	(213)	(11)	(12)	(4)	(4)	(192)	(229)
Actuarial gains (losses) from changes in financial assumptions(1)	460	(333)	20	(16)	7	(8)	487	(357)
Actuarial gains from changes in demographic assumptions(2)	9	74	1	2	2	1	12	77
Experience gains (losses)	9	(29)	3	1	(2)	7	10	(21)
Contributions by employees	(6)	(9)	-	-	(2)	(2)	(8)	(11)
Benefits paid	256	318	19	19	9	9	284	346
Administration fees disbursements	8	10	1	1	-	-	9	11
Settlement	-	302	-	-	-	-	-	302
Curtailment gain (loss)	32	1	(1)	-	-	-	31	1
Disposals of businesses	3,337	-	15	-	-	-	3,352	-
Exchange differences	176	(390)	2	(2)	-	-	178	(392)
Other	(3)	(2)	-	(1)	1	(2)	(2)	(5)
Closing defined benefit obligation	(3,164)	(7,182)	(279)	(325)	(104)	(114)	(3,547)	(7,621)

(1) Gains in 2018 were primarily associated with an increase in discount rates at the measurement date, compared to the prior measurement date. Losses in 2017 were primarily associated with a decrease in discount rates at the measurement date, compared to the prior measurement date.

(2) Gains in 2018 and 2017 were primarily associated with new mortality tables, reflecting shorter life expectancy.

Defined Benefit Obligation - Other Disclosures

The total closing defined benefit obligation can be further analyzed by participant group and by geography.

	2018	2017		2018	2017
Active employees	34%	27%	U.S.	70%	37%
Deferred	32%	40%	U.K.	26%	56%
Retirees	34%	33%	Rest of world	4%	7%
Closing defined benefit obligation	100%	100%		100%	100%

Summary of Weighted-Average Duration of Plan Obligations

The weighted-average duration of plan obligations were as follows:

Years	2018	2017
TRGP	17	18
TTC	19	19
RPF(1)	-	20
SPS(1)	-	14

(1) Transferred with the sale of 55% of the Financial and Risk business in 2018.

Fair Value of Plan Assets

The following summarizes activity in plan assets:

Fair Value of Plan Assets	Funded		Unfunded		OPEB		Total
	2018	2017	2018	2017	2018	2017	2018	2017
Opening fair value of plan assets	7,142	6,164	-	-	-	-	7,142	6,164
Interest income(1)	171	205	-	-	-	-	171	205
Return on plan assets excluding amounts included in interest income(2)	(510)	439	-	-	-	-	(510)	439
Contributions by employer	38	557	20	20	7	7	65	584
Contributions by employees	6	9	-	-	2	2	8	11
Benefits paid	(256)	(318)	(19)	(19)	(9)	(9)	(284)	(346)
Administration fees disbursements	(8)	(10)	(1)	(1)	-	-	(9)	(11)
Settlement	-	(307)	-	-	-	-	-	(307)
Disposals of businesses	(3,537)	-	-	-	-	-	(3,537)	-
Exchange differences	(181)	397	-	-	-	-	(181)	397
Other	(8)	6	-	-	-	-	(8)	6
Closing fair value of plan assets	2,857	7,142	-	-	-	-	2,857	7,142

(1) Interest income is calculated using the discount rate for the period.

(2) Return on plan assets represents the difference between the actual return on plan assets and the interest income computed using the discount rate (which also considers limitations from unrecognized plan assets).

Summary of Major Categories of Plan Assets for Funded Plans

In aggregate, the major categories of plan assets for funded plans were as follows:

	Quoted(1)		Unquoted		Total
	2018	2017	2018	2017	2018	2017
Equities(2)
U.S.	113	149	38	123	151	272
U.K.	6	11	-	-	6	11
All other	74	184	410	737	484	921
Total Equities	193	344	448	860	641	1,204
Bonds(3)
Corporate
U.S.	181	197	613	691	794	888
U.K.	-	2	130	192	130	194
All other	2	10	-	595	2	605
Government
U.S.	2	7	513	544	515	551
U.K.	-	2	-	1,167	-	1,169
All other	-	2	11	13	11	15
Other fixed income	71	154	55	354	126	508
Total Bonds	256	374	1,322	3,556	1,578	3,930
Multi-asset(4)
U.K.	-	-	-	99	-	99
All other	-	-	119	638	119	638
Total Multi-asset	-	-	119	737	119	737
Property	3	27	-	6	3	33
Insurance	-	-	37	171	37	171
Derivatives	1	-	220	375	221	375
Cash and cash equivalents	14	408	234	270	248	678
Other	2	6	8	8	10	14
Total	469	1,159	2,388	5,983	2,857	7,142

(1) Asset valuation based on Level 1 evidence under the fair value hierarchy: quoted prices (unadjusted) in active markets for identical assets or liabilities.

(2) Equities include direct shareholdings and funds focused on equity strategies.

(3) Bonds include direct credit holdings and funds focused on fixed income strategies. Within this grouping, Government includes debt issued by national, state and local government agencies and Other fixed income includes blended Corporate/Government credit strategies.

(4) Multi-asset includes funds that invest in a range of asset classes.

Summary of Weighted-Average Actuarial Assumptions

The weighted-average actuarial assumptions were as follows:

	Funded		Unfunded		OPEB
As of December 31,	2018	2017	2018	2017	2018	2017
Discount rate	3.82%	2.79%	4.27%	3.54%	4.08%	3.39%
Inflation assumption	3.25%	3.26%	2.33%	2.70%	-	-
Rate of increase in salaries	3.46%	3.40%	3.50%	3.49%	3.39%	3.50%
Rate of increase in pension payments	3.06%	2.99%	3.10%	3.10%	-	-
Medical cost trend	-	-	-	-	6.50%	6.50%

Summary of Life Expectation in Years of an Average Plan Participant

The following table illustrates the life expectation in years of an average plan participant retiring at age 65 as of December 31, 2018 and 2017 and a plan participant at age 40 as of December 31, 2018 and 2017 retiring 25 years later at age 65 under the mortality assumptions used.

December 31, 2018	Life Expectation in Years
	Male	Female
Employee retiring as of December 31, 2018 at age 65	22	24
Employee age 40 as of December 31, 2018 retiring at age 65	23	25

December 31, 2017	Life Expectation in Years
	Male	Female
Employee retiring as of December 31, 2017 at age 65	22	24
Employee age 40 as of December 31, 2017 retiring at age 65	24	26

Defined Benefit Plan Expense

Defined benefit plan expense for years ended December 31, 2018 and 2017 was as follows:

Income Statement(1)	Funded		Unfunded		OPEB		Total
Year ended December 31,	2018	2017	2018	2017	2018	2017	2018	2017
Current service cost	52	56	2	3	1	1	55	60
Net interest cost	12	13	11	12	4	4	27	29
Administration fees	7	7	1	1	-	-	8	8
Curtailment gain	(20)	(1)	1	-	-	-	(19)	(1)
Plan amendments	5	-	-	-	-	-	5	-
Settlement loss	-	5	-	-	-	-	-	5
Defined benefit plan expense - continuing operations	56	80	15	16	5	5	76	101
Defined benefit plan expense - discontinued operations(2)	16	32	-	-	1	-	17	32

(1) Current service cost and administration fees are included in the “Post-employment benefits” component of “Operating expenses” as set out in note 6. Net interest cost is reported in “Finance costs, net” as set out in note 8.

(2) Discontinued operations includes $12 million of curtailment gains.

Summary of Amounts Recognized in Other Comprehensive Loss (Income) for Material Defined Benefit Plans

The following summarizes amounts recognized in other comprehensive (income) loss for material defined benefit plans:

Other Comprehensive (Income) Loss	Funded		Unfunded		OPEB		Total
Year ended December 31,	2018	2017	2018	2017	2018	2017	2018	2017
Remeasurement (gains) losses on defined benefit obligation:
Due to financial assumption changes	(460)	333	(20)	16	(7)	8	(487)	357
Due to demographic assumption changes	(9)	(74)	(1)	(2)	(2)	(1)	(12)	(77)
Due to experience	(9)	29	(3)	(1)	2	(7)	(10)	21
Return on plan assets greater than discount rate	510	(439)	-	-	-	-	510	(439)
Change in irrecoverable surplus other than interest	(102)	120	-	-	-	-	(102)	120
Total recognized in other comprehensive (income) loss before taxation	(70)	(31)	(24)	13	(7)	-	(101)	(18)
Other comprehensive (income) loss attributable to:
Continuing operations	(50)	(42)	(24)	13	(7)	-	(81)	(29)
Discontinued operations	(20)	11	-	-	-	-	(20)	11

Accumulated Comprehensive Loss (Income)	Funded		Unfunded		OPEB		Total
	2018	2017	2018	2017	2018	2017	2018	2017
Balance of actuarial losses (gains) at January 1	1,027	1,178	79	66	(81)	(81)	1,025	1,163
Net actuarial losses (gains) recognized in the year	32	(151)	(24)	13	(7)	-	1	(138)
Balance of actuarial losses (gains) at December 31	1,059	1,027	55	79	(88)	(81)	1,026	1,025
Balance of asset ceiling at January 1	406	278	-	-	-	-	406	278
Interest cost on irrecoverable surplus	8	8	-	-	-	-	8	8
Effects of the asset ceiling in the year	(102)	120	-	-	-	-	(102)	120
Balance of asset ceiling at December 31	312	406	-	-	-	-	312	406
Total accumulated comprehensive loss (income) at December 31	1,371	1,433	55	79	(88)	(81)	1,338	1,431